Stock Options, Stock Appreciation Rights and Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	4,724,000	4,728,000	4,728,000
Number of Shares, Outstanding	4,562,000		4,724,000	4,728,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding
Number of Shares, Exercised	(192,000)
Number of Shares, Outstanding	3,107,000
Stock Option [Member] | 2003 Plan and Amended 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding	4,724,000	4,728,000	4,728,000	3,275,000
Number of Shares, Exercised	(160,000)	(2,000)	(2,000)	(2,000)
Number of shares, Granted				1,455,000
Number of Shares, Expired	(2,000)	(2,000)	(2,000)
Number of Shares, Outstanding	4,562,000	4,724,000	4,724,000	4,728,000
Number of Shares, Exercisable	4,562,000	4,724,000	4,724,000	4,728,000
Weighted Average Exercise Price, Outstanding	$ 1.98	$ 1.98	$ 1.98	$ 1.97
Weighted Average Exercise Price, Exercised	1.25	0.85	0.85	0.51
Weighted Average Exercise Price, Granted				2.00
Weighted Average Exercise Price, Expired	1.70	0.85	0.85
Weighted Average Exercise Price, Outstanding	2.00	1.98	1.98	1.98
Weighted Average Exercise Price, Exercisable	$ 2.00	$ 1.98	$ 1.98	$ 1.98
Weighted Average Remaining Contractual Term, Outstanding (in years)	1 year 7 days	1 year 4 months 28 days	1 year 4 months 28 days	1 year 2 months 27 days
Weighted Average Remaining Contractual Term, Granted (in years)				2 years 11 days
Weighted Average Remaining Contractual Term, Outstanding (in years)	6 months 18 days	10 months 28 days	1 year 7 days	1 year 4 months 28 days
Weighted Average Remaining Contractual Term, Exercisable (in years)	6 months 18 days	10 months 28 days	1 year 7 days	1 year 4 months 28 days
Aggregate Intrinsic Value, Outstanding		$ 26,240	$ 26,240	$ 1,923,170
Aggregate Intrinsic Value, Exercisable				26,240
Aggregate Intrinsic Value, Outstanding				$ 26,240